INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2024	06/30/2023	06/30/2022
Sale of goods and services	443,554,101	385,295,414	326,460,004
Royalties	986,602	1,247,567	1,995,584
Right of use licenses	20,287,845	32,903,458	—
	464,828,548	419,446,439	328,455,588

Schedule of cost of sales

Item	06/30/2024	06/30/2023	06/30/2022
Inventories as of the beginning of the year	111,990,145	78,759,610	39,052,925
Business combination	4,031,412	11,182,602	—
Purchases of the year	249,648,267	233,471,036	229,990,487
Production costs	24,672,636	23,227,844	15,756,739
Foreign currency translation	(1,206,764)	806,106	2,323,554
Subtotal	389,135,696	347,447,198	287,123,705
Inventories as of the end of the year (*)	(110,913,884)	(111,990,145)	(78,759,610)
Cost of sales	278,221,812	235,457,053	208,364,095

(*) Net of agricultural products.

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2024	06/30/2023	06/30/2022
Amortization of intangible assets	5,923,389	4,804,768	2,348,778
Analysis and storage	5,302	52,660	—
Commissions and royalties	—	16,257	57,662
Import and export expenses	—	855	—
Depreciation of property, plant and equipment	618,627	577,785	438,010
Freight and haulage	30,450	17,429	—
Employee benefits and social securities	4,727,340	4,530,533	1,787,163
Maintenance	314,721	452,449	87,707
Energy and fuel	8,101	111,481	59,170
Supplies and materials	2,256,748	2,924,994	1,533,211
Mobility and travel	205,572	243,865	140,179
Share-based incentives	510,162	136,754	48,934
Publicity and advertising	23,383	—	—
Professional fees and outsourced services	1,265,765	660,887	197,289
Professional fees related parties	256,877	542,551	180,901
Office supplies	688,969	93,623	4,254
Information technology expenses	29,013	31,356	5,325
Insurance	48,872	78,673	12,541
Depreciation of leased assets	—	68,321	36,426
Miscellaneous	269,750	74	9,910
Total	17,183,041	15,345,315	6,947,460

	06/30/2024	06/30/2023	06/30/2022
R&D capitalized (Note 7.8)	11,855,766	10,753,047	5,149,684
R&D profit and loss	17,183,041	15,345,315	6,947,460
Total	29,038,807	26,098,362	12,097,144

Schedule of expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2024
Amortization of intangible assets	239,545	5,950,173	6,189,718
Analysis and storage	598	160,133	160,731
Commissions and royalties	217,000	1,745,169	1,962,169
Import and export expenses	147,392	734,026	881,418
Depreciation of property, plant and equipment	3,018,014	2,126,608	5,144,622
Depreciation of leased assets	1,312,849	2,106,107	3,418,956
Impairment of receivables	—	753,428	753,428
Freight and haulage	927,910	11,831,050	12,758,960
Employee benefits and social securities	10,015,691	38,253,407	48,269,098
Maintenance	2,134,116	2,558,352	4,692,468
Energy and fuel	997,066	514,422	1,511,488
Supplies and materials	1,031,386	3,520,386	4,551,772
Mobility and travel	143,046	4,250,764	4,393,810
Publicity and advertising	233	4,985,955	4,986,188
Contingencies	66,682	300,444	367,126
Share-based incentives	1,111,919	12,512,804	13,624,723
Professional fees and outsourced services	1,960,315	8,759,807	10,720,122
Professional fees related parties	—	225,950	225,950
Office supplies and registrations fees	242,790	1,601,554	1,844,344
Insurance	199,109	2,117,158	2,316,267
Information technology expenses	35,526	3,692,227	3,727,753
Obsolescence	581,804	4,711	586,515
Taxes	285,791	14,184,503	14,470,294
Miscellaneous	3,854	801,772	805,626
Total	24,672,636	123,690,910	148,363,546

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2023
Amortization of intangible assets	173,032	6,013,633	6,186,665
Analysis and storage	4,496	700,671	705,167
Commissions and royalties	127,771	1,396,750	1,524,521
Import and export expenses	150,402	794,561	944,963
Depreciation of property, plant and equipment	2,161,236	2,094,253	4,255,489
Depreciation of leased assets	468,524	3,029,049	3,497,573
Impairment of receivables	—	1,327,385	1,327,385
Freight and haulage	2,427,296	9,645,962	12,073,258
Employee benefits and social securities	9,973,301	38,030,033	48,003,334
Maintenance	1,195,111	2,067,672	3,262,783
Energy and fuel	967,412	397,305	1,364,717
Supplies and materials	1,075,319	1,047,720	2,123,039
Mobility and travel	90,848	4,140,153	4,231,001
Publicity and advertising	2,528	5,668,569	5,671,097
Contingencies	—	221,008	221,008
Share-based incentives	—	3,278,354	3,278,354
Professional fees and outsourced services	2,629,567	13,498,757	16,128,324
Professional fees related parties	—	277,137	277,137
Office supplies and registrations fees	229,500	833,430	1,062,930
Insurance	230,388	3,006,387	3,236,775
Information technology expenses	11,556	3,087,945	3,099,501
Obsolescence	1,012,788	53,989	1,066,777
Taxes	255,227	11,533,391	11,788,618
Miscellaneous	41,542	858,633	900,175
Total	23,227,844	113,002,747	136,230,591

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2022
Amortization of intangible assets	177,782	1,634,832	1,812,614
Commissions and royalties	165,013	1,661,984	1,826,997
Import and export expenses	241,301	843,383	1,084,684
Depreciation of property, plant and equipment	1,243,606	2,087,389	3,330,995
Depreciation of leased assets	249,230	971,882	1,221,112
Impairment of receivables	—	1,598,042	1,598,042
Freight and haulage	931,592	9,528,553	10,460,145
Employee benefits and social securities	7,750,363	22,980,983	30,731,346
Maintenance	929,600	1,499,107	2,428,707
Energy and fuel	555,066	53,146	608,212
Supplies and materials	773,873	2,103,877	2,877,750
Mobility and travel	60,326	2,399,260	2,459,586
Publicity and advertising	—	4,840,864	4,840,864
Contingencies	—	292,732	292,732
Share-based incentives	—	1,381,811	1,381,811
Professional fees and outsourced services	1,483,627	7,792,707	9,276,334
Professional fees related parties	—	389,714	389,714
Office supplies and registrations fees	197,033	776,542	973,575
Insurance	99,001	1,620,959	1,719,960
Information technology expenses	1,002	1,863,134	1,864,136
Obsolescence	849,641	—	849,641
Taxes	47,296	10,671,564	10,718,860
Miscellaneous	1,387	491,347	492,734
Total	15,756,739	77,483,812	93,240,551

Schedule of Other income or expenses, net

	06/30/2024	06/30/2023	06/30/2022
Net result from commercialization of agricultural products	(3,560,703)	174,122	(5,536,561)
Reimbursements for exports	—	—	615,840
Expenses recovery	336,815	79,274	616,975
Others	693,006	831,496	1,023,526
	(2,530,882)	1,084,892	(3,280,220)

Schedule of financial results

	06/30/2024	06/30/2023	06/30/2022
Financial costs
Interest expenses with the Parent (Note 17)	(45,852)	(462,575)	(817,170)
Interest expenses	(24,078,901)	(20,767,168)	(14,135,820)
Financial commissions	(2,746,945)	(2,558,342)	(2,973,207)
	(26,871,698)	(23,788,085)	(17,926,197)

Other financial results
Exchange differences generated by assets	(15,750,105)	(20,410,188)	33,661,590
Exchange differences generated by liabilities	19,166,100	10,890,789	(46,154,598)
Changes in fair value of financial assets or liabilities and other financial results	(13,026,967)	(2,209,036)	2,966,135
Net gain of inflation effect on monetary items	1,697,345	438,502	1,646,774
	(7,913,627)	(11,289,933)	(7,880,099)